OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 245	$ 504
Receivables from government authorities	387	94
Others	302	188
Other accounts receivable and prepaid expenses	$ 934	$ 786